Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2012
Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2011				March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,124,704	24,032	(4,971)	1,143,765	1,036,946	55,384	(879)	1,091,451
Japanese local government bonds	22,845	184	(64)	22,965	33,513	163	(1)	33,675
Japanese corporate bonds	332,567	1,511	(440)	333,638	293,885	1,489	(224)	295,150
Foreign corporate bonds	332,316	4,872	(11,367)	325,821	377,609	4,705	(7,063)	375,251
Other	8,241	109	(118)	8,232	22,383	1,548	(6)	23,925

	1,820,673	30,708	(16,960)	1,834,421	1,764,336	63,289	(8,173)	1,819,452

Equity securities	80,983	63,822	(3,316)	141,489	60,694	53,016	(1,513)	112,197

Held-to-maturity Securities:
Japanese national government bonds	2,902,342	22,420	(48,149)	2,876,613	3,404,069	157,740	(4,499)	3,557,310
Japanese local government bonds	18,912	218	(2)	19,128	12,592	277	—	12,869
Japanese corporate bonds	32,349	158	(67)	32,440	31,379	1,501	—	32,880
Foreign corporate bonds	47,330	13	(3)	47,340	46,441	10	—	46,451

	3,000,933	22,809	(48,221)	2,975,521	3,494,481	159,528	(4,499)	3,649,510

Total	4,902,589	117,339	(68,497)	4,951,431	5,319,511	275,833	(14,185)	5,581,159

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2012
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	230,037	223,870	23,552	23,625
Due after one year through five years	505,497	510,183	18,280	18,559
Due after five year through ten years	210,411	215,180	27,225	28,219
Due after ten years	818,391	870,219	3,425,424	3,579,107

Total	1,764,336	1,819,452	3,494,481	3,649,510

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012.

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	223,686	(3,230)	54,477	(1,741)	278,163	(4,971)
Japanese local government bonds	12,434	(64)	—	—	12,434	(64)
Japanese corporate bonds	130,318	(440)	—	—	130,318	(440)
Foreign corporate bonds	126,184	(7,183)	30,277	(4,184)	156,461	(11,367)
Other	3,182	(118)	—	—	3,182	(118)

	495,804	(11,035)	84,754	(5,925)	580,558	(16,960)

Equity securities	36,391	(3,223)	386	(93)	36,777	(3,316)

Held-to-maturity Securities:
Japanese national government bonds	1,812,196	(48,149)	—	—	1,812,196	(48,149)
Japanese local government bonds	531	(2)	—	—	531	(2)
Japanese corporate bonds	20,788	(67)	—	—	20,788	(67)
Foreign corporate bonds	194	(3)	—	—	194	(3)

	1,833,709	(48,221)	—	—	1,833,709	(48,221)

Total	2,365,904	(62,479)	85,140	(6,018)	2,451,044	(68,497)

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	55,450	(877)	3,048	(2)	58,498	(879)
Japanese local government bonds	2,364	(1)	—	—	2,364	(1)
Japanese corporate bonds	1,034	(196)	25,243	(28)	26,277	(224)
Foreign corporate bonds	68,277	(6,065)	83,650	(998)	151,927	(7,063)
Other	335	(6)	—	—	335	(6)

	127,460	(7,145)	111,941	(1,028)	239,401	(8,173)

Equity securities	4,337	(318)	280	(1,195)	4,617	(1,513)

Held-to-maturity Securities:
Japanese national government bonds	—	—	333,702	(4,499)	333,702	(4,499)
Japanese local government bonds	70	(0)	—	—	70	(0)
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	70	(0)	333,702	(4,499)	333,772	(4,499)

Total	131,867	(7,463)	445,923	(6,722)	577,790	(14,185)